Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net Income (Loss)	$ 157,609	$ (3,113,952)	$ (9,274,805)	$ (3,628,757)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	226,968	206,524	946,185	697,266
Amortization of debt discount	450,229	1,356,476	4,154,922	1,995,128
Stock option compensation expense	118,818
Non-cash interest	79,915	237,527	745,762
Virtual Generation bonus earnout			561,351
Loss on issuance of debt				196,403
Imputed interest on advances from stockholders				1,514
Unrealized (gain) loss on trading securities	130,000	(25,000)	(97,500)	(75,000)
Impairment (recovery) of assets				(518,354)
Stock based compensation expense			201,106
Bonus shares issued to debenture holders			45,065
Gain on settlement of liabilities			(1,003)
Bad debt (recovery) expense				6,354
Movement in deferred taxation	(23,360)	(15,573)	(85,654)
Changes in Operating Assets and Liabilities
Prepaid expenses	527,184	(6,862)	90,353	37,021
Accounts payable and accrued liabilities	602,633	308,103	2,973,916	3,062,419
Accounts receivable	(28,867)	139,630	95,147	(100,053)
Gaming accounts receivable	(611,616)	65,651	240,559	(142,779)
Gaming accounts liabilities	(249,102)	(81,632)	(701,029)	225,433
Taxes payable	119,131	23,981	(438,235)	(498,941)
Due from related parties	(49,417)
Other current assets	(37,538)	(65,417)	(368,894)	(43,157)
Long term liability	(16,160)	23,326	22,294	76,048
Other current liabilities		146,304
Net Cash Provided by (Used in) Operating Activities	1,960,063	(984,488)	(145,520)	1,401,302
Cash Flows from Investing Activities
Acquisition of property, plant, and equipment and intangible assets	(51,293)	(42,382)	(252,198)	(4,725,856)
Cash received in acquisition of Virtual Generation, net of cash $47,268		(216,150)	(216,150)
Net Cash Used in Investing Activities	(51,293)	(258,532)	(468,348)	(4,725,856)
Cash Flows from Financing Activities
Proceeds from bank credit line		275,000	250,000	750,000
Repayment of bank credit line		(200,000)		(177,060)
Repayment of bank loan	(19,942)	(29,134)	(118,336)	(137,965)
Deferred purchase price payments			(672,871)
Redemption of convertible debentures	(8,996)			6,883,906
Proceeds from finance leases			14,989
Repayment of finance leases			(11,371)
Advance from related party			58,144
Payments to related party				(49,914)
Purchase of treasury stock				(2,261,307)
Conversion of debentures exercised		55,200
Proceeds from promissory notes, related party	300,000
Repayment of deferred purchase consideration	(355,337)
Capital finance lease repaid	(3,024)	(2,593)
Loan to related party		(43,713)
Advances from stockholders, net of repayment		6,596		(508,572)
Net Cash (Used in) provided by Financing Activities	(87,299)	61,356	(479,445)	4,499,088
Effect of change in exchange rate	(185,635)	60,056	(24,614)	(381,855)
Net increase (decrease) in cash	1,635,836	(1,121,608)	(1,117,927)	792,679
Cash, cash equivalents and restricted cash - beginning of the period	6,732,515	7,850,442	7,850,442	7,057,763
Cash, cash equivalents and restricted cash - end of the period	8,368,351	6,728,834	6,732,515	7,850,442
Reconciliation of cash, cash equivalents and restricted cash within the Balance Sheets to the Statement of Cash Flows
Cash and cash equivalents	6,828,398	5,179,403	5,182,598	6,289,903
Restricted cash included in non-current assets	1,539,953	1,549,431	1,549,917	1,560,539
Supplemental disclosure of cash flow information
Cash paid during the period for: Interest	62,178	9,468	227,006	619,709
Cash paid during the period for: Income tax	437,767	270,273	884,295	339,274
Supplemental cash flow disclosure for non-cash activities
Conversion of convertible debt to common stock	395,253	2,300,487	5,972,508
Deferred purchase consideration settled by the issuance of common stock	$ 842,432	$ 522,380	1,027,313
Settlement of liabilities by the issuance of common stock			1,009,981
Cashless exercise of warrants				20
Common shares issued for the acquisition of intangible assets				5,588,008
Common stock issued with debt				582,486
Discount due to warrants issued with debt				2,307,569
Discount due to beneficial conversion feature				2,551,856
Discount due to broker warrants issued with debt				643,860
Reclassification of derivative liabilities to equity and cumulative effect of adoption of ASU 2017-11				$ 222,915